Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel expenses
Personnel expenses

17. Personnel expenses

Personnel expenses included in cost of sales, research and development, and selling and administrative expenses are comprised of the following:

PERSONNEL EXPENSES

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Wages and salaries	13,885	12,772	10,769
Employee stock option plan	671	604	386
Social security contributions	2,710	2,527	2,197
Total	17,266	15,903	13,352

voxeljet AG offers to its employees a defined contribution plan called “MetallRente”. The contributions paid by the Company amounted to kEUR 66, kEUR 61 and kEUR 62 for the years ended December 31, 2019, 2018 and 2017, respectively and is presented within social security contributions. The employer’s contribution into the mandatory German state plan amounted to kEUR 889, kEUR 849 and kEUR 710 for the years ended December 31, 2019, 2018, and 2017, respectively.